iShares
®
Core MSCI Europe ETF
Schedule of Investments
(unaudited)
April 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Austria  —  0 .6%
ANDRITZ AG ........................... 38,879 $ 3,303,572
BAWAG Group AG
(a)
....................... 44,791 7,670,493
CA Immobilien Anlagen AG .................. 25,403 810,947
CPI Europe AG
(b) (c)
........................ 23,215 425,042
DO & CO AG ........................... 4,471 907,798
Erste Group Bank AG ...................... 171,756 18,978,351
EVN AG ............................... 9,076 308,384
Lenzing AG
(b) (c)
.......................... 6,764 185,136
Oesterreichische Post AG
(b)
.................. 27,517 1,035,840
OMV AG .............................. 80,299 5,668,313
Porr AG ............................... 4,950 226,573
Raiffeisen Bank International AG .............. 75,087 4,095,667
UNIQA Insurance Group AG ................. 90,444 1,735,436
Verbund AG ............................ 39,503 2,980,629
Vienna Insurance Group AG Wiener Versicherung
Gruppe .............................. 25,975 1,955,801
voestalpine AG .......................... 66,021 3,413,483
Wienerberger AG ......................... 69,297 2,009,211
55,710,676
a
Belgium  —  1 .9%
Ackermans & van Haaren N.V. ................ 12,622 4,162,895
Aedifica SA ............................. 57,064 4,810,572
Ageas SA/N.V. .......................... 80,605 6,316,581
Anheuser-Busch InBev SA/N.V. ............... 546,303 41,279,515
Argenx SE
(c)
............................ 34,433 27,003,312
Azelis Group N.V. ........................ 106,375 1,409,415
Barco N.V. ............................. 54,091 605,444
Bekaert SA ............................. 26,547 1,310,919
CMB Tech N.V. .......................... 7,655 104,501
CMB Tech N.V. .......................... 64,819 891,334
Cofinimmo SA ........................... 4,064 400,832
Colruyt Group N.V.
(b)
....................... 23,661 911,958
D'ieteren Group .......................... 13,445 2,778,292
Elia Group SA/N.V.
(c)
...................... 26,545 4,402,242
Fagron ................................ 49,826 1,405,588
Financiere de Tubize SA .................... 11,088 2,553,365
Galapagos N.V.
(c)
......................... 27,730 778,616
Gimv N.V. .............................. 11,670 657,576
Groupe Bruxelles Lambert N.V.
(b)
.............. 47,715 4,457,349
KBC Ancora ............................ 22,331 2,038,446
KBC Group N.V. ......................... 129,099 17,182,809
Lotus Bakeries N.V. ....................... 221 2,660,488
Melexis N.V. ............................ 13,653 1,148,961
Montea N.V. ............................ 12,893 1,065,342
Proximus SADP .......................... 95,725 731,383
Retail Estates N.V. ........................ 7,771 619,567
Sofina SA .............................. 9,020 2,309,551
Solvay SA .............................. 43,616 1,424,225
Syensqo SA ............................ 39,881 2,645,673
UCB SA ............................... 69,974 19,053,310
Umicore SA ............................ 115,710 2,340,263
VGP N.V. .............................. 8,229 844,813
Warehouses De Pauw CVA .................. 115,387 3,032,856
163,337,993
a
Denmark  —  2 .7%
AL Sydbank ............................ 34,299 2,925,281
ALK-Abello A.S. .......................... 80,899 3,030,123
Alm Brand A.S. .......................... 428,997 1,001,217
Ambu A.S. , Class B
(b)
...................... 122,663 1,215,943
AP Moller - Maersk A.S. , Class A .............. 1,506 3,533,706
AP Moller - Maersk A.S. , Class B , NVS .......... 2,260 5,354,374
Security Shares Value
a
Denmark (continued)
Bavarian Nordic A.S.
(c)
..................... 50,597 $ 1,489,312
Carlsberg A.S. , Class B .................... 52,826 7,153,370
Chemometec A.S. ........................ 10,692 539,113
Coloplast A.S. , Class B ..................... 68,026 4,202,215
D/S Norden A.S. ......................... 13,077 618,807
Danske Bank A.S. ........................ 367,358 18,885,318
Demant A.S.
(b) (c)
.......................... 59,295 1,880,456
DSV A.S. .............................. 113,300 27,864,979
FLSmidth & Co. A.S. ...................... 26,423 1,962,493
Genmab A.S.
(c)
.......................... 34,397 9,107,515
GN Store Nord A.S.
(b) (c)
..................... 84,792 1,275,404
H Lundbeck A.S. ......................... 183,256 1,231,957
ISS A.S. ............................... 86,458 3,171,678
Jyske Bank A.S. , Registered ................. 25,141 3,499,981
Matas A.S.
(b)
............................ 16,169 257,048
Netcompany Group A.S.
(a) (b) (c)
................. 27,314 1,560,318
NKT A.S.
(c)
............................. 31,658 4,676,277
Novo Nordisk A.S. , Class B .................. 1,785,511 75,948,376
Novonesis Novozymes B ................... 195,103 11,988,248
Orsted A.S.
(a) (c)
........................... 296,982 7,942,335
Pandora A.S. ........................... 44,905 3,417,223
Per Aarsleff Holding A.S. .................... 12,132 1,412,940
Ringkjoebing Landbobank A.S. ................ 15,087 3,769,658
ROCKWOOL A.S. , Class B .................. 53,364 1,553,452
Royal Unibrew A.S. ....................... 31,731 2,122,114
Schouw & Co A.S. ........................ 10,877 1,121,387
Tryg A.S. .............................. 180,279 4,331,849
Vestas Wind Systems A.S. .................. 560,594 17,237,925
Zealand Pharma A.S.
(c)
..................... 38,821 1,836,085
239,118,477
a
Finland  —  1 .6%
Bittium OYJ ............................ 13,908 519,424
Elisa OYJ .............................. 81,397 3,953,283
Fortum OYJ ............................ 244,042 6,148,167
Harvia OYJ ............................. 10,779 449,102
Hiab OYJ .............................. 22,839 1,357,672
Huhtamaki OYJ .......................... 55,299 1,769,769
Kalmar OYJ , Class B ...................... 17,681 948,178
Kemira OYJ ............................ 67,674 1,403,308
Kesko OYJ , Class B ....................... 164,297 4,041,656
Kone OYJ , Class B ....................... 186,848 11,885,740
Konecranes OYJ ......................... 113,852 3,739,240
Lumo Kodit OYJ ......................... 92,693 882,824
Mandatum OYJ .......................... 251,659 2,012,732
Metsa Board OYJ , Class B
(b) (c)
................ 127,469 426,537
Metso OYJ ............................. 367,485 6,348,053
Neste OYJ ............................. 234,533 8,101,416
Nokia OYJ ............................. 2,931,978 37,255,365
Nokian Renkaat OYJ ...................... 86,421 1,063,218
Orion OYJ , Class B ....................... 63,635 5,140,965
Outokumpu OYJ ......................... 237,090 1,594,768
Revenio Group OYJ
(c)
...................... 12,600 205,553
Sampo OYJ , Class A ...................... 1,322,564 13,743,073
Stora Enso OYJ , Class R ................... 319,557 3,558,129
Tieto OYJ .............................. 70,751 1,580,643
Tokmanni Group Corp.
(b)
.................... 47,414 423,477
UPM-Kymmene OYJ ...................... 297,986 8,928,506
Valmet OYJ ............................ 89,865 2,346,488
Wartsila OYJ Abp ......................... 283,685 11,913,966
141,741,252
a

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core MSCI Europe ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
France  —  14 .7%
Accor SA .............................. 110,486 $ 5,467,812
Aeroports de Paris SA ..................... 19,415 2,357,440
Air France-KLM , NVS
(b) (c)
.................... 79,425 845,473
Air Liquide SA ........................... 320,058 68,857,329
Airbus SE .............................. 328,007 67,621,714
Alstom SA
(c)
............................ 192,594 3,870,039
Alten SA ............................... 16,086 1,071,670
Amundi SA
(a)
............................ 30,493 2,947,339
APERAM SA ............................ 32,827 1,755,970
ArcelorMittal SA .......................... 243,115 14,114,088
ARGAN SA , NVS ......................... 2,862 206,428
Arkema SA ............................. 31,659 2,310,598
AXA SA ............................... 930,069 44,834,238
Ayvens SA
(a)
............................ 184,631 2,498,474
BioMerieux ............................. 22,937 1,935,538
BNP Paribas SA ......................... 556,297 58,423,116
Bollore SE ............................. 421,280 2,660,191
Bouygues SA ........................... 103,439 6,117,357
Bureau Veritas SA ........................ 187,068 5,732,387
Canal+ SA
(c)
............................ 392,943 1,226,595
Capgemini SE ........................... 86,890 10,567,241
Carmila SA ............................. 35,953 718,095
Carrefour SA ............................ 328,028 6,525,580
Cie de Saint-Gobain SA .................... 247,374 22,664,351
Cie Generale des Etablissements Michelin SCA .... 363,667 13,174,206
Clariane SE
(c)
........................... 57,772 274,647
Coface SA ............................. 72,394 1,342,463
Covivio SA ............................. 31,877 2,108,279
Credit Agricole SA ........................ 578,759 11,304,383
Danone SA ............................. 355,836 27,879,047
Dassault Aviation SA ...................... 11,379 3,979,211
Dassault Systemes SE ..................... 374,819 8,446,024
Derichebourg SA ......................... 42,259 450,211
Edenred SE ............................ 138,065 3,457,706
Eiffage SA ............................. 38,150 6,150,860
Elis SA ................................ 97,427 3,010,514
Emeis SA
(c)
............................. 63,380 1,071,185
Engie SA .............................. 1,008,028 33,227,155
Eramet SA
(b)
............................ 4,768 328,942
EssilorLuxottica SA ....................... 165,935 35,123,384
Eurazeo SE ............................ 23,989 1,309,303
Eurofins Scientific SE ...................... 68,615 4,769,590
Euronext N.V.
(a)
.......................... 43,659 7,308,132
Eutelsat Communications SACA
(b) (c)
............ 218,189 696,275
Exail Technologies SA , NVS
(c)
................ 5,377 780,004
Exosens SAS ........................... 17,894 1,366,480
FDJ UNITED ............................ 66,419 1,804,410
Fnac Darty SA ........................... 12,510 518,287
Forvia SE
(c)
............................. 110,307 1,300,356
Gaztransport Et Technigaz SA ................ 20,727 5,042,757
Gecina SA ............................. 27,463 2,321,838
Getlink SE ............................. 179,686 4,021,642
Hermes International SCA ................... 17,382 33,253,522
ICADE
(c)
............................... 21,338 513,702
ID Logistics Group SACA
(c)
.................. 1,388 589,456
Imerys SA .............................. 21,150 553,599
Interparfums SA .......................... 19,576 544,677
Ipsen SA .............................. 20,864 4,097,725
IPSOS SA ............................. 23,985 1,017,198
JCDecaux SE ........................... 40,145 892,952
Kaufman & Broad SA ...................... 19,298 626,932
Kering SA .............................. 41,094 11,305,506
Klepierre SA ............................ 124,342 5,037,865
Legrand SA ............................ 144,454 25,880,873
Security Shares Value
a
France (continued)
LISI SA ............................... 11,085 $ 811,480
L'Oreal SA ............................. 132,409 57,027,091
Louis Hachette Group , NVS .................. 501,294 974,501
LVMH Moet Hennessy Louis Vuitton SE .......... 137,432 73,417,436
Medincell SA , NVS
(b) (c)
..................... 15,158 439,062
Mercialys SA ............................ 67,534 989,114
Nanobiotix SA
(c)
.......................... 16,313 551,116
Nexans SA ............................. 20,355 3,799,338
Nexity SA
(b) (c)
............................ 50,966 505,929
Opmobility ............................. 14,272 241,154
Orange SA ............................. 1,014,114 21,116,231
Pernod Ricard SA ........................ 111,091 8,258,713
Publicis Groupe SA ....................... 127,150 11,880,551
Quadient SA ............................ 34,411 470,557
Remy Cointreau SA ....................... 13,312 627,539
Renault SA ............................. 106,061 3,725,838
Rexel SA .............................. 123,917 5,240,854
Robertet SA ............................ 97 91,075
Rubis SCA ............................. 47,381 1,952,782
Safran SA .............................. 196,952 63,243,757
Sanofi SA .............................. 608,179 56,911,233
Sartorius Stedim Biotech .................... 16,201 2,994,131
Schneider Electric SE ...................... 303,462 96,564,259
SCOR SE .............................. 86,664 3,233,675
SEB SA ............................... 14,498 889,760
SES SA ............................... 213,934 1,765,118
Societe BIC SA .......................... 14,099 972,425
Societe Generale SA ...................... 385,034 30,995,242
Sodexo SA ............................. 47,651 2,423,697
SOITEC
(c)
.............................. 12,298 1,850,207
Sopra Steria Group ....................... 7,969 1,243,429
SPIE SA ............................... 78,966 4,581,812
STMicroelectronics N.V. .................... 374,303 20,390,525
Technip Energies N.V. ..................... 80,556 3,810,906
Teleperformance SE ....................... 30,045 2,034,922
Thales SA .............................. 51,519 14,154,181
TotalEnergies SE ......................... 1,100,713 102,337,179
Trigano SA ............................. 5,620 1,033,517
Ubisoft Entertainment SA
(b) (c)
................. 99,442 580,125
Unibail-Rodamco-Westfield .................. 67,494 8,194,273
Valeo SE .............................. 138,767 1,746,708
Vallourec SACA .......................... 93,417 2,814,809
Veolia Environnement SA ................... 350,570 14,825,312
Vicat SACA ............................. 12,300 868,554
Vinci SA ............................... 272,175 41,158,913
Virbac SACA ............................ 2,733 1,193,761
Viridien
(c)
.............................. 4,073 692,759
Vivendi SE ............................. 371,329 866,864
Vusion
(b)
............................... 4,818 687,227
Wendel SE ............................. 13,837 1,371,161
1,280,761,163
a
Germany  —  13 .0%
adidas AG ............................. 94,342 16,326,595
AIXTRON SE ........................... 71,942 3,975,073
Allianz SE , Registered ..................... 209,978 95,903,745
Alzchem Group AG ....................... 4,205 817,506
Aroundtown SA
(c)
......................... 474,869 1,372,989
Atoss Software SE
(b)
....................... 6,164 572,963
Aumovio SE
(c)
........................... 34,920 1,514,428
Aurubis AG ............................. 15,757 3,390,746
Auto1 Group SE
(c)
........................ 79,820 1,704,914
BASF SE .............................. 491,858 31,546,080
Bayer AG , Registered ...................... 544,765 24,426,008
Bayerische Motoren Werke AG ............... 155,648 14,243,839

iShares
®
Core MSCI Europe ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Germany (continued)
Bechtle AG ............................. 50,527 $ 1,719,652
Befesa SA
(a)
............................ 23,162 887,847
Beiersdorf AG
(b)
.......................... 55,106 4,568,268
Bilfinger SE
(b)
........................... 21,579 2,488,725
Brenntag SE ............................ 69,755 5,079,901
CANCOM SE ........................... 23,190 674,127
Carl Zeiss Meditec AG , Bearer
(b)
............... 22,046 686,579
Commerzbank AG ........................ 409,106 16,909,936
Continental AG .......................... 62,336 4,716,532
CTS Eventim AG & Co. KGaA ................ 39,579 2,612,360
Daimler Truck Holding AG ................... 258,414 13,033,858
Delivery Hero SE
(a) (c)
....................... 108,621 2,643,637
Deutsche Bank AG , Registered ............... 1,011,497 31,426,229
Deutsche Boerse AG ...................... 104,088 31,933,961
Deutsche Lufthansa AG , Registered ............ 353,230 3,026,630
Deutsche Pfandbriefbank AG
(a) (b)
............... 103,251 393,843
Deutsche Post AG ........................ 512,852 30,368,125
Deutsche Telekom AG , Registered ............. 2,032,488 65,650,658
Deutz AG .............................. 104,979 1,227,567
Duerr AG .............................. 36,732 911,494
E.ON SE .............................. 1,234,746 27,374,618
Eckert & Ziegler SE ....................... 39,173 702,426
Elmos Semiconductor SE ................... 4,373 945,878
Evonik Industries AG ...................... 142,826 2,954,097
Evotec SE
(b) (c)
........................... 111,920 692,692
Fielmann Group AG ....................... 16,524 824,834
flatexDEGIRO SE ........................ 56,860 2,034,434
Fraport AG Frankfurt Airport Services Worldwide
(c)
... 22,515 1,847,419
Freenet AG ............................. 72,750 2,317,072
Fresenius Medical Care AG .................. 122,840 5,558,320
Fresenius SE & Co. KGaA ................... 236,869 11,471,461
Friedrich Vorwerk Group SE ................. 4,437 380,598
GEA Group AG .......................... 83,729 5,725,522
Gerresheimer AG
(b)
....................... 20,738 597,283
Grand City Properties SA
(c)
.................. 38,344 431,570
Hannover Rueck SE ....................... 33,294 10,059,878
Heidelberg Materials AG .................... 74,500 16,437,911
HelloFresh SE
(b) (c)
........................ 54,274 294,742
Henkel AG & Co. KGaA .................... 55,605 3,832,066
Hensoldt AG
(b)
........................... 36,783 3,319,074
HOCHTIEF AG .......................... 8,466 4,553,260
Hornbach Holding AG & Co. KGaA ............. 5,993 569,779
HUGO BOSS AG
(b)
........................ 31,093 1,318,550
Hypoport SE
(c)
........................... 2,143 206,987
Infineon Technologies AG ................... 724,548 48,729,653
Jenoptik AG ............................ 35,688 1,404,466
K+S AG , Registered ....................... 105,533 1,974,394
KION Group AG .......................... 42,795 2,233,531
Knorr-Bremse AG ........................ 41,607 4,852,746
Kontron AG
(b)
........................... 31,013 777,591
Krones AG ............................. 9,127 1,320,915
LANXESS AG
(b)
.......................... 56,498 1,203,991
LEG Immobilien SE ....................... 43,060 3,021,463
Mercedes-Benz Group AG ................... 404,082 23,553,982
Merck KGaA ............................ 72,411 9,376,287
MTU Aero Engines AG ..................... 30,232 10,368,255
Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen , Registered ................... 72,126 43,143,737
Nagarro SE
(b)
........................... 4,715 239,581
Nemetschek SE .......................... 34,031 2,469,768
Nordex SE
(b) (c)
........................... 76,513 4,362,956
ProSiebenSat.1 Media SE ................... 31,856 151,346
Puma SE .............................. 62,133 1,902,134
QIAGEN N.V. ........................... 115,035 3,924,021
Security Shares Value
a
Germany (continued)
Rational AG ............................ 3,037 $ 2,220,643
Redcare Pharmacy N.V.
(a) (b) (c)
................. 8,920 505,042
RENK Group AG ......................... 47,235 3,002,021
Rheinmetall AG .......................... 25,566 40,772,906
RTL Group SA
(b)
......................... 27,269 1,048,139
RWE AG .............................. 350,879 25,548,375
SAF-Holland SE
(b)
........................ 42,434 875,803
Salzgitter AG ............................ 12,196 689,873
SAP SE ............................... 577,794 97,007,604
Schaeffler AG ........................... 109,858 1,044,496
Scout24 SE
(a)
........................... 44,923 3,740,392
Siemens AG , Registered .................... 420,889 125,071,822
Siemens Energy AG ....................... 428,760 90,863,576
Siemens Healthineers AG
(a)
.................. 187,072 7,670,730
Siltronic AG ............................. 11,871 1,112,248
Sixt SE ............................... 10,215 817,397
SMA Solar Technology AG
(c)
................. 8,737 559,829
Stroeer SE & Co. KGaA .................... 23,762 1,037,638
Suedzucker AG
(b)
......................... 40,428 588,076
SUSS MicroTec SE ....................... 13,675 1,224,238
Symrise AG ............................ 72,717 6,432,593
TAG Immobilien AG ....................... 118,067 2,058,961
Talanx AG .............................. 35,511 4,628,512
TeamViewer SE
(a) (c)
....................... 102,601 573,269
thyssenkrupp AG ......................... 278,341 3,312,563
Tkms AG& Co. KGaA
(c)
..................... 13,762 1,415,043
United Internet AG , Registered ................ 50,954 1,600,837
Verbio SE
(c)
............................. 12,515 554,334
Vonovia SE ............................. 423,439 11,408,799
Vossloh AG
(b)
........................... 6,742 598,617
Wacker Chemie AG ....................... 10,631 1,166,594
Wacker Neuson SE
(b)
...................... 17,770 401,174
Zalando SE
(a) (c)
.......................... 128,772 3,180,655
1,128,948,902
a
Greece  —  0 .0%
Metlen Energy & Metals PLC
(b) (c)
............... 53,594 2,265,006
a
Ireland  —  0 .6%
AIB Group PLC .......................... 1,147,245 13,223,773
Bank of Ireland Group PLC .................. 542,444 10,684,730
Cairn Homes PLC ........................ 421,360 1,078,073
Glanbia PLC ............................ 121,975 2,831,624
Glenveagh Properties PLC
(a) (c)
................ 171,179 423,908
Kerry Group PLC , Class A ................... 87,643 7,427,593
Kingspan Group PLC ...................... 85,133 7,876,815
Ryanair Holdings PLC ..................... 453,304 11,893,407
Uniphar PLC ............................ 80,717 394,091
55,834,014
a
Italy  —  5 .1%
A2A SpA .............................. 923,972 2,631,224
ACEA SpA ............................. 32,018 839,491
Amplifon SpA ........................... 66,321 734,654
Avio SpA .............................. 20,434 756,404
Azimut Holding SpA ....................... 69,732 2,961,165
Banca Generali SpA ....................... 36,379 2,386,145
Banca Mediolanum SpA .................... 120,812 2,648,003
Banca Monte dei Paschi di Siena SpA ........... 1,123,325 11,974,320
Banco BPM SpA ......................... 642,486 9,361,683
BFF Bank SpA
(a) (c)
........................ 113,228 275,565
BPER Banca SpA ........................ 843,659 12,453,906
Brembo N.V. ............................ 89,655 844,861
Brunello Cucinelli SpA ..................... 20,521 2,002,487
Buzzi SpA .............................. 48,827 2,673,461

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core MSCI Europe ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Italy (continued)
Carel Industries SpA
(a)
..................... 37,039 $ 1,130,241
Cementir Holding N.V. ..................... 11,697 209,260
Credito Emiliano SpA ...................... 58,620 1,038,858
Davide Campari-Milano N.V. ................. 362,579 2,690,177
De' Longhi SpA .......................... 45,169 1,756,454
DiaSorin SpA ........................... 12,609 860,251
Enav SpA
(a)
............................. 158,805 929,627
Enel SpA .............................. 4,477,677 52,279,941
Eni SpA ............................... 1,140,912 32,260,888
ERG SpA .............................. 36,775 993,866
Ferrari N.V. ............................. 69,790 24,150,888
Fincantieri SpA
(c)
......................... 69,674 979,866
FinecoBank Banca Fineco SpA ............... 334,768 8,310,822
Generali ............................... 474,299 21,254,272
Hera SpA .............................. 518,952 2,448,923
Interpump Group SpA ...................... 46,300 1,951,918
Intesa Sanpaolo SpA ...................... 7,734,111 52,547,323
Iren SpA ............................... 397,595 1,216,664
Italgas SpA ............................. 340,009 4,107,245
Iveco Group N.V. ......................... 117,512 1,927,601
Leonardo SpA ........................... 223,855 13,978,795
Lottomatica Group SpA ..................... 138,482 4,071,618
Maire SpA ............................. 97,899 1,810,447
MFE-MediaForEurope N.V. , Class A ............ 154,280 526,473
Moncler SpA ............................ 128,148 7,736,503
Nexi SpA
(a)
............................. 347,697 1,657,325
Pirelli & C SpA
(a)
......................... 223,196 1,535,189
Poste Italiane SpA
(a)
....................... 238,075 6,319,445
Prysmian SpA ........................... 155,361 23,631,823
Recordati Industria Chimica e Farmaceutica SpA ... 61,577 3,595,338
Reply SpA ............................. 13,664 1,514,986
Saipem SpA ............................ 736,318 3,989,410
Salvatore Ferragamo SpA
(c)
.................. 49,267 429,565
Sesa SpA .............................. 5,278 534,410
Snam SpA ............................. 1,144,266 9,023,016
SOL SpA .............................. 19,390 1,310,807
Stellantis N.V.
(c)
.......................... 1,113,756 8,172,714
Tamburi Investment Partners SpA .............. 72,383 716,148
Technogym SpA
(a)
........................ 80,921 1,906,489
Technoprobe SpA
(c)
....................... 68,316 1,482,690
Telecom Italia SpA
(b) (c)
...................... 6,714,587 5,299,017
Tenaris SA ............................. 221,818 7,080,729
Terna - Rete Elettrica Nazionale ............... 751,182 9,035,413
UniCredit SpA ........................... 776,392 60,001,410
Unipol Assicurazioni SpA .................... 207,483 5,421,241
Webuild SpA ............................ 270,116 802,881
447,172,336
a
Netherlands  —  7 .5%
Aalberts N.V. ............................ 58,180 2,210,058
ABN AMRO Bank N.V., CVA ................. 322,622 11,232,671
Adyen N.V.
(a) (c)
........................... 14,154 15,972,156
Aegon Ltd. ............................. 716,701 5,939,014
AerCap Holdings N.V. ...................... 95,062 13,518,767
Akzo Nobel N.V. ......................... 93,485 5,487,263
Allfunds Group PLC ....................... 205,786 2,106,041
AMG Critical Materials N.V. .................. 17,171 724,772
Arcadis N.V. ............................ 40,212 1,722,182
ASM International N.V. ..................... 26,048 25,482,122
ASML Holding N.V. ....................... 214,916 310,670,879
ASR Nederland N.V. ....................... 89,151 6,771,858
Basic-Fit N.V.
(a) (c)
......................... 32,937 1,104,030
BE Semiconductor Industries N.V. ............. 41,336 12,091,380
Coca-Cola Europacific Partners PLC ............ 118,145 11,172,973
Corbion N.V. ............................ 39,263 877,428
Security Shares Value
a
Netherlands (continued)
CSG N.V.
(c)
............................. 115,453 $ 2,500,422
CVC Capital Partners PLC
(a)
................. 118,772 1,807,697
DSM-Firmenich AG ....................... 96,451 7,203,807
EXOR N.V. ............................. 54,577 4,281,205
Flow Traders Ltd.
(c)
........................ 16,942 545,218
Fugro N.V. ............................. 69,407 1,006,512
Heineken Holding N.V. ..................... 73,629 5,232,149
Heineken N.V. ........................... 160,259 12,476,125
IMCD N.V. ............................. 33,158 3,898,875
ING Groep N.V. .......................... 1,623,984 47,000,332
InPost SA
(c)
............................. 138,448 2,483,241
Koninklijke Ahold Delhaize N.V. ............... 492,851 23,148,946
Koninklijke BAM Groep N.V. ................. 168,140 1,849,478
Koninklijke Heijmans N.V. ................... 16,750 1,694,724
Koninklijke KPN N.V. ...................... 2,173,447 11,622,602
Koninklijke Philips N.V. ..................... 430,744 11,362,065
Koninklijke Vopak N.V. ..................... 38,046 1,904,154
Magnum Ice Cream Co. N.V. (The)
(c)
............ 265,377 3,874,558
NN Group N.V. .......................... 145,735 12,756,739
OCI N.V.
(c)
............................. 60,133 254,590
Pharming Group N.V.
(c)
..................... 520,793 879,512
Prosus N.V.
(c)
........................... 730,583 35,369,689
Randstad N.V. ........................... 62,970 1,865,889
SBM Offshore N.V. ........................ 85,715 3,667,007
Signify N.V.
(a)
............................ 80,224 1,824,613
TKH Group N.V. ......................... 27,519 1,410,330
Universal Music Group N.V. .................. 616,121 12,918,575
Van Lanschot Kempen N.V. .................. 15,951 1,222,151
Wereldhave N.V. ......................... 10,323 266,954
Wolters Kluwer N.V. ....................... 130,809 10,209,042
653,620,795
a
Norway  —  1 .5%
Aker ASA , Class A ........................ 16,044 1,859,883
Aker BP ASA ............................ 172,940 6,760,621
Atea ASA
(c)
............................. 61,390 1,035,016
Austevoll Seafood ASA ..................... 72,361 732,431
Bakkafrost P/F .......................... 30,733 1,532,553
BLUENORD ASA
(c)
........................ 17,655 1,123,661
BW LPG Ltd.
(a)
.......................... 45,455 908,148
DNB Bank ASA .......................... 496,404 15,032,770
DOF Group ASA ......................... 112,577 1,669,572
Elkem ASA
(a) (c)
........................... 256,314 749,739
Equinor ASA ............................ 423,266 17,225,752
Europris ASA
(a)
.......................... 73,907 754,650
Frontline PLC ........................... 89,424 3,252,765
Gjensidige Forsikring ASA ................... 108,175 3,038,750
Hoegh Autoliners ASA ..................... 74,792 1,069,645
Kitron ASA ............................. 116,824 1,260,982
Kongsberg Gruppen ASA ................... 249,231 8,339,354
Kongsberg Maritime A.S.
(c)
.................. 249,231 1,633,437
Leroy Seafood Group ASA ................... 177,221 869,205
Mowi ASA .............................. 271,200 6,017,180
MPC Container Ships ASA .................. 291,280 692,836
NORBIT ASA ........................... 28,144 693,527
Nordic Semiconductor ASA
(c)
................. 113,295 2,328,443
Norsk Hydro ASA ......................... 794,021 8,763,225
Norwegian Air Shuttle ASA .................. 484,184 759,080
Odfjell Drilling Ltd. ........................ 55,556 596,054
Orkla ASA .............................. 413,863 5,104,591
Protector Forsikring ASA .................... 33,238 1,681,299
Salmar ASA ............................ 41,952 2,531,239
Scatec ASA
(a) (c)
.......................... 105,525 1,372,496
SpareBank 1 Nord Norge ................... 44,659 757,057
Sparebank 1 Oestlandet .................... 20,354 446,579

iShares
®
Core MSCI Europe ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Norway (continued)
SpareBank 1 SMN ........................ 86,896 $ 1,939,630
SpareBank 1 Sor-Norge ASA ................. 128,170 2,769,970
Stolt-Nielsen Ltd. ......................... 13,058 425,650
Storebrand ASA .......................... 246,484 4,764,770
Subsea 7 SA ............................ 131,849 4,749,698
Telenor ASA ............................ 349,565 5,753,954
TGS ASA .............................. 122,215 1,985,316
TOMRA Systems ASA ..................... 134,032 1,367,936
Vend Marketplaces ASA .................... 100,149 2,754,322
Wallenius Wilhelmsen ASA , Class B ............ 64,841 830,048
Yara International ASA ..................... 94,236 5,486,129
133,419,963
a
Portugal  —  0 .4%
Banco Comercial Portugues SA , Class R ......... 4,462,236 4,769,599
CTT-Correios de Portugal SA ................. 31,434 236,481
EDP Renovaveis SA ....................... 192,478 3,218,381
EDP SA ............................... 1,785,380 9,737,962
Galp Energia SGPS SA .................... 243,895 5,704,691
Jeronimo Martins SGPS SA .................. 149,454 3,588,820
Navigator Co. SA (The) ..................... 175,101 688,519
NOS SGPS SA .......................... 141,407 933,774
REN - Redes Energeticas Nacionais SGPS SA ..... 299,489 1,326,894
Sonae SGPS SA ......................... 629,518 1,439,248
31,644,369
a
Spain  —  5 .6%
Acciona SA ............................. 13,284 3,866,740
Acerinox SA ............................ 107,900 1,770,825
ACS Actividades de Construccion y Servicios SA ... 100,614 14,501,963
Aena SME SA
(a)
.......................... 419,640 11,461,461
Almirall SA ............................. 14,100 208,722
Amadeus IT Group SA ..................... 252,123 14,548,076
Banco Bilbao Vizcaya Argentaria SA ............ 3,155,035 69,670,743
Banco de Sabadell SA ..................... 2,845,010 11,030,099
Banco Santander SA ...................... 8,122,032 99,107,608
Bankinter SA ............................ 380,370 6,329,765
CaixaBank SA ........................... 2,157,039 27,455,530
Cellnex Telecom SA
(a)
...................... 275,431 9,271,726
CIE Automotive SA ........................ 32,377 1,103,708
Colonial SFL Socimi SA .................... 183,046 1,174,008
eDreams ODIGEO SA
(b) (c)
................... 89,299 364,712
Elecnor SA ............................. 14,411 640,509
Enagas SA ............................. 108,309 2,167,342
Endesa SA ............................. 177,458 7,953,966
Ferrovial N.V. ........................... 283,298 19,454,496
Fluidra SA ............................. 56,598 1,324,486
Grenergy Renovables SA
(c)
.................. 6,943 984,357
Grifols SA .............................. 162,163 1,709,857
Iberdrola SA ............................ 3,550,031 83,227,677
Indra Sistemas SA
(b)
....................... 48,634 2,797,153
Industria de Diseno Textil SA ................. 601,724 36,013,562
International Consolidated Airlines Group SA , Class DI 662,440 3,341,818
Laboratorios Farmaceuticos Rovi SA ............ 13,219 1,235,616
Logista Integral SA ........................ 39,264 1,533,972
Mapfre SA ............................. 445,838 2,182,522
Melia Hotels International SA ................. 63,035 822,155
Merlin Properties Socimi SA ................. 235,088 4,111,028
Naturgy Energy Group SA ................... 150,297 4,723,886
Neinor Homes SA
(a)
....................... 15,124 295,898
Redeia Corp. SA ......................... 130,938 2,289,763
Repsol SA ............................. 637,722 17,129,951
Sacyr SA .............................. 356,404 1,961,988
Solaria Energia y Medio Ambiente SA
(c)
.......... 60,096 1,713,728
Tecnicas Reunidas SA
(c)
.................... 31,400 1,301,107
Security Shares Value
a
Spain (continued)
Telefonica SA ........................... 2,058,843 $ 9,290,567
Unicaja Banco SA
(a)
....................... 664,973 2,158,724
Vidrala SA ............................. 14,642 1,320,865
Viscofan SA ............................ 26,212 1,845,822
485,398,501
a
Sweden  —  6 .4%
AAK AB ............................... 109,968 3,154,428
AddLife AB , Class B ....................... 81,365 1,268,666
Addnode Group AB , Class B ................. 89,684 466,155
AddTech AB , Class B ...................... 147,377 5,412,565
Alfa Laval AB ........................... 164,548 9,902,375
Alimak Group AB
(a)
........................ 46,422 548,049
Alleima AB ............................. 105,579 945,936
Ambea AB
(a)
............................ 32,401 491,661
AQ Group AB ........................... 20,330 485,413
Arjo AB , Class B ......................... 169,022 446,157
Asmodee Group AB , Class B
(c)
................ 95,607 1,283,010
Assa Abloy AB , Class B .................... 557,084 21,440,880
Atlas Copco AB , Class A .................... 1,492,512 28,682,545
Atlas Copco AB , Class B .................... 848,752 14,472,171
Atrium Ljungberg AB , Class B ................ 32,425 104,129
Avanza Bank Holding AB ................... 74,802 2,703,960
Axfood AB ............................. 70,518 2,153,099
Beijer Ref AB ........................... 221,152 3,133,203
Better Collective A.S.
(b) (c)
.................... 34,949 538,274
Bilia AB , Class A ......................... 50,939 692,961
Billerud Aktiebolag ........................ 120,403 827,666
BioArctic AB , Class B
(a) (c)
.................... 28,935 1,014,774
BioGaia AB , Class B ....................... 37,236 480,631
Boliden AB ............................. 161,761 8,503,028
BoneSupport Holding AB
(a) (c)
................. 37,672 909,490
Boozt AB
(a) (c)
............................ 46,271 592,874
Bravida Holding AB
(a)
...................... 137,930 1,425,201
Bure Equity AB .......................... 40,641 1,182,956
Camurus AB
(c)
........................... 24,393 1,413,156
Castellum AB ........................... 235,350 3,012,465
Catena AB ............................. 29,832 1,407,242
Clas Ohlson AB , Class B .................... 26,305 1,135,080
Cloetta AB , Class B ....................... 54,094 277,362
Dios Fastigheter AB ....................... 68,114 469,485
Dometic Group AB
(a) (c)
...................... 208,805 705,609
Electrolux AB , Class B
(c)
.................... 139,153 777,982
Electrolux Professional AB , Class B ............ 143,418 721,339
Elekta AB , Class B ........................ 228,978 1,329,865
Epiroc AB , Class A ........................ 374,587 10,814,099
Epiroc AB , Class B ........................ 202,458 5,044,798
EQT AB ............................... 275,100 8,976,663
Essity AB , Class B ........................ 335,401 8,882,028
Evolution AB
(a)
........................... 77,681 5,474,622
Fabege AB ............................. 151,453 1,272,483
Fastighets AB Balder , Class B
(c)
............... 425,044 2,542,684
Getinge AB , Class B ....................... 145,749 2,934,196
Granges AB ............................ 72,808 1,369,771
H & M Hennes & Mauritz AB , Class B ........... 290,187 5,208,189
Hemnet Group AB ........................ 63,840 827,585
Hexagon AB , Class B ...................... 1,143,539 12,493,095
Hexpol AB ............................. 170,014 1,383,830
HMS Networks AB ........................ 17,877 1,043,644
Holmen AB , Class B ....................... 47,226 1,624,541
Hufvudstaden AB , Class A ................... 83,729 1,115,086
Husqvarna AB , Class B ..................... 242,117 1,166,367
Industrivarden AB , Class A .................. 67,699 3,596,560
Industrivarden AB , Class C .................. 88,503 4,656,647
Indutrade AB ............................ 151,211 3,266,735

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core MSCI Europe ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Sweden (continued)
Instalco AB ............................. 100,678 $ 417,422
Investment AB Latour , Class B ................ 90,311 2,073,248
Investor AB , Class B ....................... 1,009,013 40,951,359
INVISIO AB ............................. 24,646 713,863
JM AB ................................ 49,788 625,850
Kinnevik AB , Class B
(c)
..................... 174,402 1,004,306
L E Lundbergforetagen AB , Class B ............ 41,340 2,396,253
Lagercrantz Group AB , Class B ............... 106,718 2,821,995
Lifco AB , Class B ......................... 138,616 4,361,584
Lindab International AB ..................... 49,733 822,836
Loomis AB ............................. 44,333 2,054,172
Medicover AB , Class B ..................... 42,864 963,340
Mildef Group AB ......................... 17,130 321,161
Millicom International Cellular SA
(c)
............. 56,591 4,803,444
MIPS AB .............................. 18,422 546,185
Munters Group AB
(a)
....................... 86,067 1,897,419
Mycronic AB ............................ 100,078 3,157,933
NCAB Group AB
(c)
........................ 94,756 739,965
NCC AB , Class B ......................... 59,922 1,292,839
New Wave Group AB , Class B ................ 43,698 459,753
Nibe Industrier AB , Class B .................. 872,229 3,965,023
NOBA Bank Group AB
(c)
.................... 88,513 811,048
Nordea Bank Abp ........................ 1,700,291 31,973,779
Nordnet AB publ ......................... 82,586 2,722,113
NP3 Fastigheter AB ....................... 4,032 113,812
Nyfosa AB ............................. 110,611 802,679
Pandox AB , Class B ....................... 76,506 1,403,711
Peab AB , Class B ........................ 110,936 1,077,786
Plejd AB
(c)
.............................. 4,060 442,377
RaySearch Laboratories AB .................. 23,474 484,345
Saab AB , Class B ........................ 177,941 10,801,589
Sagax AB , Class B ........................ 140,776 2,801,569
Samhallsbyggnadsbolaget i Norden AB
(b) (c)
........ 887,743 323,069
Sandvik AB ............................. 586,612 24,677,078
Scandic Hotels Group AB
(a)
.................. 57,250 558,327
Sdiptech AB , Class B
(c)
..................... 20,551 503,494
Sectra AB , Class B ........................ 91,237 2,538,699
Securitas AB , Class B ...................... 285,013 4,783,359
Sinch AB
(a) (b) (c)
........................... 501,843 1,592,203
Skandinaviska Enskilda Banken AB , Class A ...... 838,346 16,592,686
Skanska AB , Class B ...................... 197,438 5,332,270
SKF AB , Class B ......................... 191,157 4,813,089
Spotify Technology SA
(c)
.................... 87,137 38,911,027
SSAB AB , Class A ........................ 136,223 1,226,034
SSAB AB , Class B ........................ 345,855 3,148,937
Storskogen Group AB , Class B ................ 848,227 838,147
Svenska Cellulosa AB SCA , Class B ............ 361,767 4,145,345
Svenska Handelsbanken AB , Class A ........... 802,474 11,403,101
Sweco AB , Class B ....................... 127,392 1,741,287
Swedbank AB , Class A ..................... 473,391 16,734,003
Swedish Orphan Biovitrum AB
(c)
............... 112,253 5,266,135
Tele2 AB , Class B ........................ 317,067 6,506,008
Telefonaktiebolaget LM Ericsson , Class B ........ 1,555,145 18,551,321
Telia Co. AB ............................ 1,296,248 6,775,547
Thule Group AB
(a)
......................... 69,418 1,733,962
Trelleborg AB , Class B ..................... 119,054 4,888,241
Troax Group AB .......................... 29,025 334,490
Truecaller AB , Class B ..................... 298,488 389,568
VBG Group AB , Class B .................... 9,143 334,243
Verisure PLC
(c)
.......................... 129,350 1,616,213
Vitec Software Group AB , Class B ............. 26,654 738,953
Vitrolife AB ............................. 68,809 783,832
Volvo AB , Class B ........................ 875,829 30,528,539
Wallenstam AB , Class B .................... 249,041 1,059,072
Security Shares Value
a
Sweden (continued)
Wihlborgs Fastigheter AB ................... 177,084 $ 1,565,576
Xvivo Perfusion AB
(b) (c)
..................... 23,819 715,094
Yubico AB
(c)
............................ 52,833 244,230
559,923,402
a
Switzerland  —  13 .7%
ABB Ltd. , Registered ...................... 869,160 87,906,550
Accelleron Industries AG .................... 53,419 5,723,302
Adecco Group AG , Registered ................ 95,006 2,189,411
Alcon AG .............................. 277,237 20,696,378
Allreal Holding AG , Registered ................ 9,643 2,633,413
ALSO Holding AG , Registered ................ 4,419 911,309
ams-OSRAM AG
(c)
........................ 49,196 790,169
Aryzta AG
(b) (c)
........................... 15,693 1,255,851
Avolta AG
(c)
............................. 55,370 3,059,942
Bachem Holding AG , Class B ................. 20,840 1,894,696
Banque Cantonale Vaudoise , Registered ......... 17,136 2,700,198
Barry Callebaut AG , Registered ............... 1,977 2,963,244
Belimo Holding AG , Registered ............... 5,575 5,105,356
BKW AG .............................. 13,566 2,711,762
Bossard Holding AG , Class A, Registered ........ 4,250 867,569
Bucher Industries AG , Registered .............. 4,072 1,616,977
Burckhardt Compression Holding AG ........... 1,633 1,093,507
Burkhalter Holding AG ..................... 3,031 719,604
Cembra Money Bank AG .................... 19,596 2,396,363
Chocoladefabriken Lindt & Spruengli AG , Participation
Certificates , NVS ....................... 526 6,445,831
Chocoladefabriken Lindt & Spruengli AG , Registered . 59 7,618,993
Cie Financiere Richemont SA , Class A, Registered .. 297,989 57,189,235
Clariant AG , Registered
(c)
................... 119,100 1,226,661
Comet Holding AG , Registered ................ 4,747 1,882,052
Cosmo N.V. ............................ 4,145 435,977
Daetwyler Holding AG , Bearer ................ 4,466 897,373
DKSH Holding AG ........................ 22,282 1,700,985
dormakaba Holding AG ..................... 20,324 1,353,284
EFG International AG
(c)
..................... 59,689 1,284,254
Emmi AG , Registered ...................... 1,356 1,419,076
EMS-Chemie Holding AG , Registered ........... 3,948 3,365,369
Flughafen Zurich AG , Registered .............. 11,599 3,293,609
Forbo Holding AG , Registered
(b)
............... 549 517,213
Galderma Group AG ....................... 102,560 21,516,406
Galenica AG
(a)
........................... 29,462 3,139,069
Geberit AG , Registered ..................... 19,258 13,013,798
Georg Fischer AG , Registered ................ 46,419 2,539,169
Givaudan SA , Registered ................... 5,112 18,229,690
Helvetia Baloise Holding AG ................. 45,095 12,364,329
Holcim AG
(c)
............................ 283,165 26,313,489
Huber + Suhner AG , Registered ............... 9,397 2,729,162
Idorsia Ltd.
(b) (c)
........................... 79,026 372,601
Implenia AG , Registered .................... 11,360 896,546
Inficon Holding AG , Registered ................ 11,365 2,103,665
Interroll Holding AG , Registered ............... 359 750,760
Julius Baer Group Ltd. ..................... 116,140 9,546,348
Kardex Holding AG , Registered ............... 3,904 1,394,850
Kuehne + Nagel International AG , Registered ...... 26,418 6,204,712
Kuros Biosciences AG , Registered
(b) (c)
........... 18,290 476,569
Landis+Gyr Group AG
(c)
.................... 18,041 1,209,891
Logitech International SA , Registered ........... 85,690 8,458,672
Lonza Group AG , Registered ................. 39,074 24,023,513
Medacta Group SA
(a)
...................... 4,595 832,728
Mobimo Holding AG , Registered ............... 4,765 2,274,710
Montana Aerospace AG
(a) (c)
.................. 16,710 439,353
Nestle SA , Registered ..................... 1,427,158 144,484,968
Novartis AG , Registered .................... 1,051,947 155,466,900
OC Oerlikon Corp. AG Pfaffikon , Registered ....... 121,265 530,466

iShares
®
Core MSCI Europe ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Switzerland (continued)
Partners Group Holding AG .................. 12,628 $ 13,729,194
PSP Swiss Property AG , Registered ............ 27,550 5,506,444
Roche Holding AG , Bearer .................. 17,134 7,166,494
Roche Holding AG , NVS .................... 389,629 158,773,755
Sandoz Group AG ........................ 232,931 18,684,198
Schindler Holding AG , Participation Certificates , NVS 23,732 8,297,147
Schindler Holding AG , Registered .............. 11,806 3,953,132
Sensirion Holding AG
(a) (c)
.................... 7,095 614,317
SFS Group AG .......................... 10,937 1,666,302
SGS SA , Registered ....................... 94,078 10,193,354
Siegfried Holding AG , Registered
(b) (c)
............ 23,440 2,364,104
SIG Group AG
(c)
.......................... 178,821 2,897,670
Sika AG , Registered ....................... 84,864 15,654,541
SKAN Group AG ......................... 4,180 243,947
Softwareone Holding AG .................... 84,545 748,153
Sonova Holding AG , Registered ............... 28,634 6,276,804
Stadler Rail AG .......................... 29,824 871,280
Straumann Holding AG , Registered ............. 62,370 6,768,940
Sulzer AG , Registered ..................... 10,274 1,955,639
Sunrise Communications AG , Class A ........... 42,662 2,547,653
Swatch Group AG (The) , Bearer ............... 16,286 3,780,444
Swiss Life Holding AG , Registered ............. 15,861 18,622,438
Swiss Prime Site AG , Registered .............. 46,403 8,041,440
Swiss Re AG ............................ 165,223 26,615,551
Swisscom AG , Registered ................... 14,795 12,514,020
Swissquote Group Holding SA , Registered ........ 6,526 3,302,735
Tecan Group AG , Registered ................. 8,293 1,254,734
Temenos AG , Registered ................... 32,245 3,058,228
TX Group AG ........................... 1,441 228,686
UBS Group AG , Registered .................. 1,759,098 77,843,247
Valiant Holding AG , Registered ............... 9,037 2,100,364
VAT Group AG
(a)
......................... 15,366 11,543,713
Vontobel Holding AG , Registered .............. 18,770 1,592,200
Ypsomed Holding AG , Registered .............. 2,960 1,034,131
Zehnder Group AG , Registered ............... 2,076 175,348
Zurich Insurance Group AG .................. 81,426 56,771,837
1,192,570,061
a
United Arab Emirates  —  0 .0%
NMC Health PLC
(c) (d)
....................... 42,009 1
a
United Kingdom  —  23 .2%
3i Group PLC ........................... 549,112 19,096,867
4imprint Group PLC ....................... 16,611 823,668
Aberdeen Group PLC ...................... 970,698 2,743,275
Admiral Group PLC ....................... 142,464 6,548,518
AG Barr PLC ............................ 54,174 472,528
Airtel Africa PLC
(a)
........................ 493,891 2,385,308
AJ Bell PLC ............................ 172,880 1,223,281
Anglo American PLC ...................... 613,598 30,363,851
Antofagasta PLC ......................... 213,531 10,355,761
Ashmore Group PLC ...................... 295,595 835,031
Associated British Foods PLC ................ 176,704 4,400,194
AstraZeneca PLC ........................ 857,625 162,710,511
Autotrader Group PLC
(a)
.................... 497,731 3,348,199
Aviva PLC ............................. 1,681,250 14,259,113
Avon Technologies PLC .................... 4,189 98,271
B&M European Value Retail PLC .............. 555,257 1,268,768
Babcock International Group PLC .............. 139,823 2,106,470
BAE Systems PLC ........................ 1,661,516 46,212,653
Balfour Beatty PLC ....................... 312,385 3,471,163
Barclays PLC ........................... 7,689,742 45,199,625
Barratt Redrow PLC ....................... 767,295 2,613,215
Beazley PLC ............................ 352,207 6,117,618
Bellway PLC ............................ 64,054 1,662,169
Security Shares Value
a
United Kingdom (continued)
Berkeley Group Holdings PLC
(c)
............... 56,353 $ 2,453,578
Big Yellow Group PLC ..................... 113,775 1,396,470
Bodycote PLC ........................... 102,621 953,010
BP PLC ............................... 8,708,659 68,936,278
Breedon Group PLC ....................... 181,414 756,376
British American Tobacco PLC ................ 1,204,103 70,915,406
British Land Co. PLC (The) .................. 564,744 2,988,323
BT Group PLC .......................... 3,367,752 9,900,634
Bunzl PLC ............................. 178,584 5,887,205
Burberry Group PLC
(c)
..................... 201,232 3,193,182
Bytes Technology Group PLC ................ 125,851 515,810
C&C Group PLC ......................... 273,622 437,861
Carnival PLC ........................... 80,558 2,136,996
Centrica PLC ........................... 2,579,454 7,539,461
Chemring Group PLC ...................... 144,778 1,028,375
Chesnara PLC .......................... 28,730 119,629
Clarkson PLC ........................... 15,422 1,014,858
Close Brothers Group PLC
(c)
................. 68,951 415,359
Coats Group PLC ........................ 947,861 1,071,825
Coca-Cola HBC AG , Class DI
(c)
............... 118,504 6,912,208
Cohort PLC
(b)
........................... 18,523 307,966
Compass Group PLC ...................... 941,494 26,603,802
Computacenter PLC ....................... 45,089 2,282,869
Convatec Group PLC
(a)
..................... 885,382 2,539,119
Craneware PLC .......................... 14,978 310,611
Cranswick PLC .......................... 33,244 2,438,262
Crest Nicholson Holdings PLC ................ 168,144 151,009
Croda International PLC .................... 70,946 2,751,738
Currys PLC ............................. 679,186 1,152,480
CVS Group PLC ......................... 46,942 739,049
DCC PLC .............................. 53,229 4,012,030
Derwent London PLC ...................... 55,179 1,291,007
Diageo PLC ............................ 1,230,203 24,873,938
Diploma PLC ........................... 74,350 7,036,436
DiscoverIE Group PLC ..................... 45,849 407,302
Dr Martens PLC .......................... 330,746 279,939
Drax Group PLC ......................... 224,286 2,696,722
Dunelm Group PLC ....................... 79,344 811,914
easyJet PLC ............................ 163,680 783,428
Elementis PLC .......................... 357,010 718,986
Endeavour Mining PLC ..................... 105,100 6,343,492
Energean PLC .......................... 87,136 1,059,426
Entain PLC ............................. 333,685 2,462,921
Experian PLC ........................... 507,711 18,576,650
Fevertree Drinks PLC ...................... 19,337 213,792
Firstgroup PLC .......................... 435,095 962,682
Frasers Group PLC
(c)
...................... 79,088 705,442
Fresnillo PLC ........................... 119,110 5,259,512
Games Workshop Group PLC ................ 18,457 4,895,287
Gamma Communications PLC ................ 38,552 474,445
GB Group PLC .......................... 157,968 456,779
Genuit Group PLC ........................ 172,348 607,425
Genus PLC ............................. 41,598 1,326,809
Georgia Capital PLC
(c)
..................... 12,172 648,477
Glencore PLC
(c)
.......................... 5,556,020 43,180,441
Grafton Group PLC , CDI .................... 120,108 1,431,054
Grainger PLC ........................... 433,165 944,855
Great Portland Estates PLC .................. 237,383 998,774
Greencore Group PLC ..................... 316,457 1,083,437
Greggs PLC ............................ 61,387 1,267,186
GSK PLC .............................. 2,251,400 59,026,011
Haleon PLC ............................ 4,908,392 22,666,314
Halma PLC ............................. 206,497 12,426,504
Hammerson PLC ......................... 269,356 1,206,604

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core MSCI Europe ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
United Kingdom (continued)
Harbour Energy PLC ...................... 334,780 $ 1,331,379
Hays PLC .............................. 882,841 401,243
Helios Towers PLC
(c)
....................... 413,501 1,124,217
Hikma Pharmaceuticals PLC ................. 93,733 1,782,143
Hill & Smith PLC ......................... 49,754 1,739,960
Hilton Food Group PLC ..................... 40,755 298,638
Hiscox Ltd. ............................. 192,582 4,052,358
Hochschild Mining PLC ..................... 213,465 1,822,472
Howden Joinery Group PLC ................. 296,333 3,126,400
HSBC Holdings PLC ...................... 9,500,574 174,808,820
Hunting PLC ............................ 80,064 553,451
ICG PLC .............................. 155,005 3,821,603
IG Group Holdings PLC .................... 211,722 4,330,153
IMI PLC ............................... 136,278 5,190,565
Imperial Brands PLC ...................... 424,878 16,142,234
Inchcape PLC ........................... 207,669 2,334,722
Informa PLC ............................ 727,059 7,861,037
IntegraFin Holdings PLC .................... 182,559 809,840
InterContinental Hotels Group PLC ............. 82,116 11,741,035
International Workplace Group PLC ............ 425,925 1,071,059
Intertek Group PLC ....................... 88,009 5,669,373
Investec PLC ........................... 364,189 3,117,136
IP Group PLC
(c)
.......................... 873,744 720,820
ITV PLC ............................... 1,903,938 2,071,750
J D Wetherspoon PLC ..................... 62,925 500,907
J Sainsbury PLC ......................... 904,496 4,046,846
JD Sports Fashion PLC .................... 1,403,431 1,288,358
JET2 PLC .............................. 68,527 1,017,262
Johnson Matthey PLC ..................... 93,900 2,655,152
Johnson Service Group PLC ................. 223,639 392,416
JTC PLC
(a)
............................. 99,861 1,782,822
Jupiter Fund Management PLC ............... 158,673 327,685
Keller Group PLC ........................ 38,908 1,182,691
Kier Group PLC .......................... 146,062 406,481
Kingfisher PLC .......................... 986,635 3,879,749
Lancashire Holdings Ltd. .................... 141,933 1,108,597
Land Securities Group PLC .................. 384,643 3,094,947
Legal & General Group PLC ................. 3,224,890 11,066,942
Lion Finance Group PLC .................... 19,055 2,862,571
Lloyds Banking Group PLC .................. 33,003,668 44,861,978
London Stock Exchange Group PLC ............ 256,383 33,267,405
LondonMetric Property PLC .................. 1,148,155 2,955,439
M&G PLC .............................. 1,186,948 4,878,300
Man Group PLC ......................... 672,093 2,322,318
Marks & Spencer Group PLC ................. 1,139,914 5,120,305
Marshalls PLC ........................... 153,835 274,224
Melrose Industries PLC ..................... 708,422 4,648,857
Mitchells & Butlers PLC
(c)
................... 209,570 717,208
Mitie Group PLC ......................... 824,452 1,949,815
Molten Ventures PLC
(c)
..................... 36,861 281,592
Mondi PLC ............................. 242,695 2,507,382
MONY Group PLC ........................ 379,254 917,572
Moonpig Group PLC ....................... 139,872 401,979
Morgan Sindall Group PLC .................. 28,613 1,823,722
National Grid PLC ........................ 2,732,216 48,908,239
NatWest Group PLC ....................... 4,422,221 35,271,070
NCC Group PLC ......................... 188,455 306,339
Next PLC .............................. 64,708 11,420,217
Ninety One PLC ......................... 287,534 843,792
Ocado Group PLC
(c)
....................... 306,659 829,174
OSB Group PLC ......................... 244,403 1,756,953
OXB
(c)
................................ 35,010 285,839
Oxford Instruments PLC .................... 39,432 1,548,543
Pagegroup PLC .......................... 191,159 347,780
Security Shares Value
a
United Kingdom (continued)
Pan African Resources PLC ................. 1,081,611 $ 2,065,451
Paragon Banking Group PLC ................. 129,689 1,320,910
Pearson PLC ........................... 333,709 4,924,532
Pennon Group PLC ....................... 254,785 1,905,109
Persimmon PLC ......................... 176,470 2,544,604
Pets at Home Group PLC ................... 288,490 706,613
Playtech PLC ........................... 155,080 768,113
Plus500 Ltd. ............................ 46,132 2,802,225
Premier Foods PLC ....................... 346,690 932,666
Primary Health Properties PLC ................ 1,650,923 2,100,390
Prudential PLC .......................... 1,423,677 21,454,157
QinetiQ Group PLC ....................... 300,084 1,818,508
Quilter PLC
(a)
........................... 746,706 1,864,598
Rathbones Group PLC ..................... 35,708 954,294
Reckitt Benckiser Group PLC ................. 356,857 22,706,298
RELX PLC ............................. 1,010,446 36,847,257
Renew Holdings PLC ...................... 42,620 524,856
Renishaw PLC .......................... 20,767 1,337,766
Rentokil Initial PLC ........................ 1,417,471 9,556,244
RHI Magnesita N.V. ....................... 2,683 96,795
Rightmove PLC .......................... 439,080 2,589,470
Rio Tinto PLC ........................... 622,283 62,686,611
Rolls-Royce Holdings PLC .................. 4,644,003 74,729,238
Rotork PLC ............................. 446,695 1,877,010
RS GROUP PLC ......................... 255,652 2,094,228
Safestore Holdings PLC .................... 125,501 1,141,634
Sage Group PLC (The) ..................... 546,986 6,523,705
Savills PLC ............................. 82,733 931,028
Schroders PLC .......................... 421,443 3,318,435
Segro PLC ............................. 691,684 6,551,619
Senior PLC ............................. 243,574 946,270
Serco Group PLC ........................ 662,763 2,537,819
Severn Trent PLC ........................ 150,149 6,674,689
Shaftesbury Capital PLC .................... 918,568 1,668,671
Shell PLC .............................. 3,150,873 143,260,018
SigmaRoc PLC
(c)
......................... 488,153 818,802
Sirius Real Estate Ltd. ..................... 845,218 1,151,280
Smith & Nephew PLC ...................... 461,440 7,140,236
Smiths Group PLC ........................ 185,876 6,417,486
Softcat PLC ............................ 76,841 1,442,779
Spirax Group PLC ........................ 40,356 3,938,623
SSE PLC .............................. 663,559 23,758,305
SSP Group PLC ......................... 502,381 1,086,264
St. James's Place PLC ..................... 299,166 4,939,802
Standard Chartered PLC .................... 1,074,942 27,373,209
Standard Life PLC ........................ 392,409 4,037,139
Sunbelt Rentals Holdings, Inc. ................ 235,258 17,682,928
Supermarket Income REIT PLC ............... 792,375 902,474
Target Healthcare REIT PLC ................. 86,139 122,371
Tate & Lyle PLC .......................... 218,748 1,092,715
Taylor Wimpey PLC ....................... 1,977,950 2,092,270
TBC Bank Group PLC ..................... 24,346 1,606,747
Telecom Plus PLC ........................ 42,752 680,645
Tesco PLC ............................. 3,581,670 23,493,943
TP ICAP Group PLC ...................... 401,071 1,725,684
Trainline PLC
(a) (c)
......................... 267,966 868,560
Travis Perkins PLC ....................... 124,707 885,808
Tritax Big Box REIT PLC .................... 1,350,847 2,772,748
TUI AG
(b)
.............................. 270,910 2,016,051
Unilever PLC ........................... 1,204,032 70,213,272
UNITE Group PLC (The) .................... 234,784 1,479,554
United Utilities Group PLC ................... 366,984 7,278,096
Vesuvius PLC ........................... 123,924 743,319
Victrex PLC ............................ 54,437 446,673

iShares
®
Core MSCI Europe ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
United Kingdom (continued)
Vistry Group PLC
(c)
........................ 183,710 $ 819,924
Vodafone Group PLC ...................... 10,606,686 16,876,783
Volex PLC ............................. 31,387 254,978
Volution Group PLC ....................... 102,898 859,713
Watches of Switzerland Group PLC
(a) (c)
.......... 152,383 1,066,515
Weir Group PLC (The) ..................... 145,628 5,278,333
WH Smith PLC .......................... 89,304 627,344
Whitbread PLC .......................... 97,553 2,965,410
Wise PLC , Class A
(c)
....................... 374,885 5,361,354
Workspace Group PLC ..................... 85,945 394,588
WPP PLC .............................. 594,944 2,154,036
XPS Pensions Group PLC ................... 58,984 243,140
Yellow Cake PLC
(a) (c)
....................... 132,078 1,091,414
Zegona Communications PLC ................ 103,311 2,466,324
Zigup PLC ............................. 171,612 937,587
2,021,650,760
a
United States  —  0 .2%
Nebius Group N.V. , Class A
(b) (c)
................ 118,715 16,409,974
a
Total Common Stocks — 98.7%
(Cost: $ 7,324,355,312 ) ............................... 8,609,527,645
a
Preferred Stocks
Germany  —  0 .4%
Bayerische Motoren Werke AG , Preference Shares ,
NVS ................................ 30,163 2,752,382
Dr Ing hc F Porsche AG , Preference Shares , NVS
(b)
.. 62,668 3,043,218
Draegerwerk AG & Co. KGaA , Preference Shares , NVS 3,088 326,331
FUCHS SE , Preference Shares , NVS ........... 39,056 1,841,773
Henkel AG & Co. KGaA , Preference Shares , NVS ... 91,617 6,666,784
Jungheinrich AG , Preference Shares , NVS ........ 28,651 863,220
Porsche Automobil Holding SE , Preference Shares ,
NVS ................................ 92,743 3,374,560
Sartorius AG , Preference Shares , NVS
(b)
......... 14,932 3,814,771
Sixt SE , Preference Shares , NVS .............. 7,940 545,761
Volkswagen AG , Preference Shares , NVS ........ 116,137 11,777,247
35,006,047
a
Italy  —  0 .1%
Danieli & C Officine Meccaniche SpA , Preference
Shares , NVS .......................... 26,269 1,478,255
Telecom Italia SpA , Preference Shares , NVS
(c)
..... 2,942,322 2,716,772
4,195,027
a
Total Preferred Stocks — 0.5%
(Cost: $ 55,238,361 ) ................................. 39,201,074
Security Shares Value
a
Rights
Netherlands  —  0 .0%
Aalberts N.V.
(c)
........................... 58,915 $ 79,517
a
Switzerland  —  0 .0%
SGS SA (Expires 12/31/26 )
(c) (d)
................ 94,339 386,363
a
United Kingdom  —  0 .0%
Greencore Group CVR (Expires 01/16/29 )
(c) (d)
...... 27,092 738
a
Total Rights — 0.0%
(Cost: $ 462,452 ) ................................... 466,618
a
Total Long-Term Investments — 99.2%
(Cost: $ 7,380,056,125 ) ............................... 8,649,195,337
a
Short-Term Securities
Money Market Funds  —  0 .7%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.83%
(e) (f) (g)
...................... 64,398,184 64,417,504
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.61%
(e) (f)
............................. 671,772 671,772
a
Total Short-Term Securities — 0.7%
(Cost: $ 65,086,706 ) ................................. 65,089,276
Total Investments —  99.9%
(Cost: $ 7,445,142,831 ) ............................... 8,714,284,613
Other Assets Less Liabilities — 0 .1% ...................... 6,703,715
Net Assets — 100.0% ................................. $ 8,720,988,328
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
All or a portion of this security is on loan.
(c)
Non-income producing security.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core MSCI Europe ETF

Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
  Shares
Held at
04/30/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 29,472,278 $ 34,948,726
(a)
$ — $ (6,070) $ 2,570 $ 64,417,504 64,398,184 $ 298,934
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 580,000 91,772
(a)
— — — 671,772 671,772 37,360 —
$ — $ (6,070) $ 2,570
$ 65,089,276
$ 336,294 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro STOXX 50 Index .................................................................. 632 06/19/26 $ 43,318 $ 757,982
FTSE 100 Index ...................................................................... 202 06/19/26 28,568 3,367
$ 761,349

iShares
®
Core MSCI Europe ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2026

Schedule of Investments
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 676,999,352  $ 7,932,528,292  $ 1  $ 8,609,527,645
Preferred Stocks ......................................... 1,841,773  37,359,301  —  39,201,074
Rights ................................................ —  79,517  387,101  466,618
Short-Term Securities
Money Market Funds ...................................... 65,089,276  —  —  65,089,276
$ 743,930,401  $ 7,969,967,110  $ 387,102  $ 8,714,284,613
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 761,349  $ —  $ —  $ 761,349
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
CVR Contingent Value Rights
NVS Non-Voting Shares
REIT Real Estate Investment Trust
Fair Value Hierarchy as of Period End (continued)